Share-based Compensation - Share Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Granted	0	0
Aggregate Intrinsic Value
Weighted-average fair value of granted share options			$ 13.55
Total intrinsic value of share options exercised	$ 4,100	$ 65,000	$ 239,300
Stock Option
Number of Options
Outstanding at beginning period	6,038,000	21,184,000	35,860,000
Granted			1,846,000
Exercised	(1,888,000)	(14,289,000)	(15,568,000)
Forfeited	(314,000)	(857,000)	(954,000)
Outstanding at ending period	3,836,000	6,038,000	21,184,000	35,860,000
Exercisable at ending period	3,370,000
Weighted Average Exercise Price
Outstanding at beginning period	$ 2.68	$ 1.10	$ 0.84
Granted			2.14
Repurchased			0.40
Exercised	0.37	0.32
Forfeited	1.37	2.89	4.49
Outstanding at ending period	3.88	$ 2.68	$ 1.10	$ 0.84
Exercisable at ending period	$ 4.18
Weighted Average Remaining Contractual Life
Outstanding	5 years 5 months 8 days	6 years 29 days	6 years 4 months 20 days	7 years 3 months 29 days
Exercisable at ending period	5 years 2 months 23 days
Aggregate Intrinsic Value
Outstanding at beginning period	$ 6,838	$ 211,515	$ 339,953
Outstanding at ending period	992	$ 6,838	$ 211,515	$ 339,953
Exercisable at ending period	$ 216